Mizuho Financial Group, Inc., Parent Company (Condensed Balance Sheets Parent Company Only) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Assets:
Cash and due from banks	¥ 1,322,597	¥ 1,528,306	¥ 1,696,879	¥ 1,268,442
Interest-bearing deposits in other banks	35,327,408	27,852,853
Other	4,702,285	5,118,604
Total	193,815,546	190,119,734	175,699,300
Liabilities and shareholders' equity:
Long-term debt	14,770,922	14,582,241
Other liabilities	6,476,723	5,934,863
Shareholders' equity	8,014,551	7,930,338
Total	193,815,546	190,119,734
Parent Company
Assets:
Cash and due from banks	137	223	¥ 167	¥ 200
Interest-bearing deposits in other banks	16,305	12,506
Investments in subsidiaries and affiliated companies	8,840,003	8,857,561
Other	1,025,108	566,947
Total	9,881,553	9,437,237
Liabilities and shareholders' equity:
Short-term borrowings	1,186,345	1,200,135
Long-term debt	584,518	248,800
Other liabilities	96,139	57,964
Shareholders' equity	8,014,551	7,930,338
Total	¥ 9,881,553	¥ 9,437,237